1347822 SEC - March 2009 Bridge

FORM D

Notice of Exempt Offering of Securities

U.S. Securities and Exchange Commission

Washington, DC 20549

(See instructions beginning on page 5)

OMB APPROVAL
OMB Number: 3235-0076
Expires: March 31, 2009
Estimated average burden hours per response: 4.00

Intentional misstatements or omissions of fact constitute federal criminal violations. See 18 U.S.C. 1001.

Item 1. Issuer's Identity

Name of Issuer: DreamFactory Software, Inc.

Previous Name(s): [X] None

Jurisdiction of Incorporation/Organization: Delaware

Entity Type (Select one)
- [X] Corporation
- [ ] Limited Partnership
- [ ] Limited Liability Company
- [ ] General Partnership
- [ ] Business Trust
- [ ] Other (Specify)

Year of Incorporation/Organization (Select one)
- (●) Over Five Years Ago
- ( ) Within Last Five Years (specify year)
- ( ) Yet to Be Formed

(If more than one issuer is filing this notice, check this box [ ] and identify additional issuer(s) by attaching Items 1 and 2 Continuation Page(s).)

PROCESSED
MAR 27 2009
THOMSON REUTERS

Item 2. Principal Place of Business and Contact Information

Street Address 1	Street Address 2
1503 Grant Road, Suite 200	

City	State/Province/Country	ZIP/Postal Code	Phone No.
Mountain View	California	94040	1-888-399-DREAM (3732)

Item 3. Related Persons

Last Name	First Name	Middle Name
Rubin	Eric	

Street Address 1	Street Address 2
c/o DreamFactory Software, Inc.	1503 Grant Road, Suite 200

City	State/Province/Country	ZIP/Postal Code
Mountain View	California	94040

09036090

Relationship(s): [X] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

(Identify additional related persons by checking this box [ ] and attaching Item 3 Continuation Page(s).)

Item 4. Industry Group (Select one)

( ) **Agriculture**

Banking and Financial Services
- ( ) Commercial Banking
- ( ) Insurance
- ( ) Investing
- ( ) Investment Banking
- ( ) Pooled Investment Fund

If selecting this industry group, also select one fund type below and answer the question below:
- ( ) Hedge Fund
- ( ) Private Equity Fund
- ( ) Venture Capital Fund
- ( ) Other Investment Fund

Is the issuer registered as an investment company under the Investment Company Act of 1940? ( ) Yes ( ) No

- ( ) Other Banking & Financial Services

( ) **Business Services**

Energy
- ( ) Electric Utilities
- ( ) Energy Conservation
- ( ) Coal Mining
- ( ) Environmental Services
- ( ) Oil & Gas
- ( ) Other Energy

Health Care
- ( ) Biotechnology
- ( ) Health Insurance
- ( ) Hospitals & Physcians
- ( ) Pharmaceuticals
- ( ) Other Health Care

( ) **Manufacturing**

Real Estate
- ( ) Commercial
- ( ) Construction
- ( ) REITS & Finance
- ( ) Residential
- ( ) Other Real Estate

( ) **Retailing**

( ) **Restaurants**

Technology
- ( ) Computers
- ( ) Telecommunications
- (●) Other Technology

Travel
- ( ) Airlines & Airports
- ( ) Lodging & Conventions
- ( ) Tourism & Travel Services
- ( ) Other Travel

( ) **Other**

Item 5. Issuer Size (Select one)

Revenue Range (for issuer not specifying "hedge" or "other investment" fund in Item 4 above)

- ○ No Revenues
- ○ $1 - $1,000,000
- ○ $1,000,001 - $5,000,000
- ○ $5,000,001 - $25,000,000
- ○ $25,000,001 - $100,000,000
- ○ Over $100,000,000
- ◉ Decline to Disclose
- ○ Not Applicable

OR

Aggregate Net Asset Value Range (for issuer specifying "hedge" or "other investment" fund in Item 4 above)

- ○ No Aggregate Net Asset Value
- ○ $1 - $5,000,000
- ○ $5,000,001 - $25,000,000
- ○ $25,000,001 - $50,000,000
- ○ $50,000,001 - $100,000,000
- ○ Over $100,000,000
- ○ Decline to Disclose
- ○ Not Applicable

Item 6. Federal Exemptions and Exclusions Claimed (Select all that apply)

- ☐ Rule 504(b)(1) (not (i), (ii) or (iii))
- ☐ Rule 504(b)(1)(i)
- ☐ Rule 504(b)(1)(ii)
- ☐ Rule 504(b)(1)(iii)
- ☐ Rule 505
- ☒ Rule 506
- ☐ Securities Act Section 4(6)

Investment Company Act Section 3(c)

- ☐ Section 3(c)(1)
- ☐ Section 3(c)(2)
- ☐ Section 3(c)(3)
- ☐ Section 3(c)(4)
- ☐ Section 3(c)(5)
- ☐ Section 3(c)(6)
- ☐ Section 3(c)(7)
- ☐ Section 3(c)(9)
- ☐ Section 3(c)(10)
- ☐ Section 3(c)(11)
- ☐ Section 3(c)(12)
- ☐ Section 3(c)(13)
- ☐ Section 3(c)(14)

Item 7. Type of Filing

◉ New Notice **OR** ○ Amendment

Date of First Sale in this Offering: 3/11/09 **OR** ☐ First Sale Yet to Occur

Item 8. Duration of Offering

Does the issuer intend this offering to last more than one year? ☐ Yes ☒ No

Item 9. Type(s) of Securities Offered (Select all that apply)

- ☐ Equity
- ☒ Debt
- ☒ Option, Warrant or Other Right to Acquire Another Security
- ☐ Security to be Acquired Upon Exercise of Option, Warrant or Other Right to Acquire Security
- ☐ Pooled Investment Fund Interests
- ☐ Tenant-in-Common Securities
- ☐ Mineral Property Securities
- ☐ Other (Describe)

Item 10. Business Combination Transaction

Is this offering being made in connection with a business combination transaction, such as a merger, acquisition or exchange offer? ☐ Yes ☒ No

Clarification of Response (if Necessary)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ N/A

Item 12. Sales Compensation

Recipient: N/A

Recipient CRD Number: [ ] No CRD Number

(Associated) Broker or Dealer [X] None

(Associated) Broker or Dealer CRD Number: [ ] No CRD Number

Street Address 1:

Street Address 2:

City:

State/Province/Country:

ZIP/Postal Code:

States of Solicitation [ ] All States

[ ] AL [ ] AK [ ] AZ [ ] AR [ ] CA [ ] CO [ ] CT [ ] DE [ ] DC [ ] FL [ ] GA [ ] HI [ ] ID
[ ] IL [ ] IN [ ] IA [ ] KS [ ] KY [ ] LA [ ] ME [ ] MD [ ] MA [ ] MI [ ] MN [ ] MS [ ] MO
[ ] MT [ ] NE [ ] NV [ ] NH [ ] NJ [ ] NM [ ] NY [ ] NC [ ] ND [ ] OH [ ] OK [ ] OR [ ] PA
[ ] RI [ ] SC [ ] SD [ ] TN [ ] TX [ ] UT [ ] VT [ ] VA [ ] WA [ ] WV [ ] WI [ ] WY [ ] PR

(Identify additional person(s) being paid compensation by checking this box [ ] and attaching Item 12 Continuation Page(s).)

Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 600,000.00 OR [ ] Indefinite

(b) Total Amount Sold $ 600,000.00

(c) Total Remaining to be Sold (Subtract (a) from (b)) $ 0.00 OR [ ] Indefinite

Clarification of Response (if Necessary)

This filing covers the Convertible Promissory Note and Warrant, the Preferred Stock issuable upon conversion of such Note and the Common Stock issuable upon such Preferred Stock and conversion of such Warrant.

Item 14. Investors

Check this box [ ] if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering: 0

Enter the total number of investors who already have invested in the offering: 0

Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ 0 [ ] Estimate

Finders' Fees $ 0 [ ] Estimate

Clarification of Response (if Necessary)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 3 Continuation Page

Item 3. Related Persons (Continued)

Last Name: Appleton
First Name: William
Middle Name:

Street Address 1: c/o DreamFactory Software, Inc.
Street Address 2: 1503 Grant Road, Suite 200

City: Mountain View
State/Province/Country: California
ZIP/Postal Code: 94040

Relationship(s): [X] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

Last Name: Sandell
First Name: Scott
Middle Name:

Street Address 1: c/o DreamFactory Software, Inc.
Street Address 2: 1503 Grant Road, Suite 200

City: Mountain View
State/Province/Country: California
ZIP/Postal Code: 94040

Relationship(s): [ ] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

Last Name: Hsiao
First Name: Paul
Middle Name:

Street Address 1: c/o DreamFactory Software, Inc.
Street Address 2: 1503 Grant Road, Suite 200

City: Mountain View
State/Province/Country: California
ZIP/Postal Code: 94040

Relationship(s): [ ] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

Last Name:
First Name:
Middle Name:

Street Address 1:
Street Address 2:

City:
State/Province/Country:
ZIP/Postal Code:

Relationship(s): [ ] Executive Officer [ ] Director [ ] Promoter

Clarification of Response (if Necessary):

(Copy and use additional copies of this page as necessary.)

From: Origin ID: PAOA (650) 233-4087
Jason Nahm
Pillsbury Winthrop
2475 Hanover Street

Palo Alto, CA 94304

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